Income Tax - Loss carry forward (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Hong Kong
Operating loss carryforwards
Net operating loss carry forwards	¥ 166
U.S
Operating loss carryforwards
Net operating loss carry forwards	262
Malaysia
Operating loss carryforwards
Net operating loss carry forwards	2,072
Italian
Operating loss carryforwards
Net operating loss carry forwards	1,332
PRC
Operating loss carryforwards
Net operating loss carry forwards	¥ 216,064